Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 2.2%
General Dynamics Corp.	11,422	$3,451,728
HEICO Corp., Class A	2,690	548,114
Lockheed Martin Corp.	9,569	5,593,655
Northrop Grumman Corp.	5,356	2,828,343
RTX Corp.	7,585	918,999
Textron, Inc.	9,619	852,051
TransDigm Group, Inc.	223	318,250
		14,511,140
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	13,757	1,807,670
United Parcel Service, Inc., Class B	15,510	2,114,633
		3,922,303
Automobile Components - 0.0%†
BorgWarner, Inc.	7,565	274,534

Automobiles - 1.4%
General Motors Co.	32,331	1,449,722
Li Auto, Inc., ADR *	4,704	120,658
Tesla, Inc. *	29,349	7,678,579
		9,248,959
Banks - 2.9%
Bank of America Corp.	129,821	5,151,297
Citigroup, Inc.	52,621	3,294,074
Citizens Financial Group, Inc.	11,338	465,652
JPMorgan Chase & Co.	35,437	7,472,246
Wells Fargo & Co.	47,198	2,666,215
		19,049,484
Beverages - 0.2%
Coca-Cola Co. (The)	13,811	992,459

Biotechnology - 1.7%
AbbVie, Inc.	3,259	643,587
Amgen, Inc.	5,573	1,795,676
Biogen, Inc. *	9,142	1,772,085
Blueprint Medicines Corp. *	2,420	223,850
Exelixis, Inc. *	13,125	340,594
Gilead Sciences, Inc.	38,603	3,236,476
Moderna, Inc. *	3,448	230,430
Natera, Inc. *	5,527	701,653
Neurocrine Biosciences, Inc. *	11,417	1,315,467
Sarepta Therapeutics, Inc. *	580	72,436
United Therapeutics Corp. *	1,881	674,056
		11,006,310
Broadline Retail - 4.4%
Amazon.com, Inc. *	149,180	27,796,709
JD.com, Inc., ADR	3,034	121,360
MercadoLibre, Inc. *	224	459,639
		28,377,708
Building Products - 0.5%
Trane Technologies PLC	8,854	3,441,815

Capital Markets - 2.2%
Cboe Global Markets, Inc.	635	130,093

	Shares/ Principal	Fair Value

Capital Markets (continued)
Charles Schwab Corp. (The)	15,694	$1,017,128
CME Group, Inc.	18,373	4,054,003
Franklin Resources, Inc.	10,883	219,292
Interactive Brokers Group, Inc., Class A	792	110,373
Intercontinental Exchange, Inc.	959	154,054
Invesco Ltd.	178,714	3,138,218
Morgan Stanley	18,884	1,968,468
S&P Global, Inc.	3,094	1,598,422
State Street Corp.	17,188	1,520,622
		13,910,673
Chemicals - 0.4%
Ecolab, Inc.	4,194	1,070,854
Huntsman Corp.	41,818	1,011,995
Sherwin-Williams Co. (The)	1,504	574,032
		2,656,881
Commercial Services & Supplies - 1.7%
Cintas Corp.	31,530	6,491,396
Veralto Corp.	687	76,848
Waste Connections, Inc.	3,726	666,283
Waste Management, Inc.	16,578	3,441,593
		10,676,120
Communications Equipment - 1.1%
Arista Networks, Inc. *	6,183	2,373,159
Cisco Systems, Inc.	9,287	494,254
Juniper Networks, Inc.	4,313	168,121
Motorola Solutions, Inc.	8,342	3,750,813
		6,786,347
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	2,437	951,283
EMCOR Group, Inc.	2,636	1,134,877
MasTec, Inc. *	4,891	602,082
		2,688,242
Construction Materials - 0.0%†
Vulcan Materials Co.	309	77,383

Consumer Finance - 0.3%
American Express Co.	4,495	1,219,044
OneMain Holdings, Inc.	14,917	702,143
		1,921,187
Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	6,913	6,128,513
Kroger Co. (The)	41,689	2,388,780
Target Corp.	2,676	417,081
Walmart, Inc.	89,816	7,252,642
		16,187,016
Containers & Packaging - 0.2%
Crown Holdings, Inc.	11,952	1,145,958
Packaging Corp. of America	1,879	404,736
		1,550,694
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	118,952	2,616,944

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	41,897	$1,881,594
		4,498,538
Electric Utilities - 1.3%
Entergy Corp.	2,704	355,874
Exelon Corp.	87,891	3,563,980
IDACORP, Inc.	18,746	1,932,525
OGE Energy Corp.	25,365	1,040,472
Pinnacle West Capital Corp.	13,192	1,168,679
		8,061,530
Electrical Equipment - 1.2%
AMETEK, Inc.	898	154,195
Eaton Corp. PLC	20,229	6,704,700
Emerson Electric Co.	6,940	759,028
		7,617,923
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	28,473	1,855,301
Flex Ltd. *	37,126	1,241,122
TE Connectivity PLC	32,363	4,886,489
		7,982,912
Energy Equipment & Services - 0.7%
Halliburton Co.	113,095	3,285,410
Schlumberger NV	35,186	1,476,053
		4,761,463
Entertainment - 0.6%
Netflix, Inc. *	5,262	3,732,179
ROBLOX Corp., Class A *	4,690	207,579
Walt Disney Co. (The)	2,351	226,143
		4,165,901
Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B *	23,359	10,751,213
Fiserv, Inc. *	616	110,664
Mastercard, Inc., Class A	21,478	10,605,836
PayPal Holdings, Inc. *	6,821	532,243
Visa, Inc., Class A	38,450	10,571,828
		32,571,784
Food Products - 0.1%
Tyson Foods, Inc., Class A	7,048	419,779

Ground Transportation - 0.6%
CSX Corp.	73,755	2,546,760
Uber Technologies, Inc. *	20,985	1,577,233
		4,123,993
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	8,699	991,773
Becton Dickinson & Co.	6,960	1,678,056
Boston Scientific Corp. *	44,995	3,770,581
Edwards Lifesciences Corp. *	5,793	382,280
Medtronic PLC	40,741	3,667,912

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	13,415	$4,846,303
		15,336,905
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	7,608	840,836
Centene Corp. *	21,926	1,650,589
Cigna Corp. (The)	5,980	2,071,711
Elevance Health, Inc.	3,061	1,591,720
Encompass Health Corp.	1,515	146,410
HCA Healthcare, Inc.	9,999	4,063,894
McKesson Corp.	855	422,729
Quest Diagnostics, Inc.	3,006	466,681
Tenet Healthcare Corp. *	659	109,526
UnitedHealth Group, Inc.	10,991	6,426,218
Universal Health Services, Inc., Class B	996	228,094
		18,018,408
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	736	3,100,121
Boyd Gaming Corp.	2	129
Carnival Corp. *	22,177	409,831
Chipotle Mexican Grill, Inc. *	23,600	1,359,832
Domino's Pizza, Inc.	1,688	726,076
Marriott International, Inc., Class A	3,465	861,399
Texas Roadhouse, Inc.	11,770	2,078,582
Wingstop, Inc.	1,873	779,318
Yum! Brands, Inc.	4,493	627,717
		9,943,005
Household Durables - 1.0%
DR Horton, Inc.	5,456	1,040,841
Lennar Corp., Class A	839	157,296
NVR, Inc. *	121	1,187,228
PulteGroup, Inc.	8,168	1,172,353
Taylor Morrison Home Corp. *	5,231	367,530
Toll Brothers, Inc.	12,741	1,968,357
Whirlpool Corp.	5,748	615,036
		6,508,641
Household Products - 1.7%
Colgate-Palmolive Co.	24,979	2,593,070
Kimberly-Clark Corp.	35,727	5,083,238
Procter & Gamble Co. (The)	18,000	3,117,600
		10,793,908
Independent Power and Renewable Electricity Producers - 0.0%†
Vistra Corp.	2,278	270,034

Industrial REITs - 0.3%
Lineage, Inc.	14,415	1,129,848
Prologis, Inc.	6,058	765,004
		1,894,852
Insurance - 2.2%
Allstate Corp. (The)	15,768	2,990,401
Brown & Brown, Inc.	18,193	1,884,795

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	27,389	$6,110,212
Progressive Corp. (The)	12,860	3,263,354
Reinsurance Group of America, Inc.	870	189,547
		14,438,309
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A	89,057	14,770,104
Alphabet, Inc., Class C	62,911	10,518,090
Meta Platforms, Inc., Class A	28,096	16,083,274
Snap, Inc., Class A *	44,630	477,541
		41,849,009
IT Services - 0.4%
Accenture PLC, Class A	5,930	2,096,136
Kyndryl Holdings, Inc. *	11,204	257,468
		2,353,604
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	8,528	1,266,238
IQVIA Holdings, Inc. *	2,759	653,800
Thermo Fisher Scientific, Inc.	8,679	5,368,569
		7,288,607
Machinery - 1.8%
Caterpillar, Inc.	7,276	2,845,789
Dover Corp.	1,030	197,492
Illinois Tool Works, Inc.	7,313	1,916,518
Oshkosh Corp.	17,412	1,744,857
Parker-Hannifin Corp.	5,253	3,318,950
Westinghouse Air Brake Technologies Corp.	3,965	720,718
Xylem, Inc.	6,060	818,282
		11,562,606
Media - 1.0%
Comcast Corp., Class A	123,721	5,167,826
Fox Corp., Class A	35,997	1,523,753
Fox Corp., Class B	1,799	69,801
		6,761,380
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	20,949	1,045,774
Nucor Corp.	18,845	2,833,157
		3,878,931
Multi-Utilities - 0.6%
CMS Energy Corp.	56,232	3,971,666

Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp.	23,994	3,533,596
ConocoPhillips	10,515	1,107,019
Devon Energy Corp.	15,993	625,646
Exxon Mobil Corp.	45,925	5,383,325
Marathon Petroleum Corp.	6,126	997,987
Ovintiv, Inc.	3,455	132,361
Phillips 66	3,713	488,074
		12,268,008

	Shares/ Principal	Fair Value

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	3,627	$389,757

Passenger Airlines - 0.2%
Alaska Air Group, Inc. *	10,779	487,319
United Airlines Holdings, Inc. *	8,689	495,794
		983,113
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	30,317	1,568,602
Eli Lilly & Co.	12,328	10,921,868
Johnson & Johnson	18,445	2,989,197
Merck & Co., Inc.	49,748	5,649,383
Pfizer, Inc.	140,724	4,072,553
Zoetis, Inc.	8,733	1,706,253
		26,907,856
Professional Services - 0.1%
Automatic Data Processing, Inc.	425	117,610
Leidos Holdings, Inc.	4,230	689,490
Verisk Analytics, Inc.	223	59,755
		866,855
Residential REITs - 0.4%
AvalonBay Communities, Inc.	5,013	1,129,178
Camden Property Trust	1,708	210,989
Essex Property Trust, Inc.	3,287	971,046
		2,311,213
Retail REITs - 0.5%
NNN REIT, Inc.	12,026	583,141
Simon Property Group, Inc.	17,251	2,915,764
		3,498,905
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. *	10,899	1,788,308
Applied Materials, Inc.	9,262	1,871,387
Broadcom, Inc.	47,853	8,254,642
Intel Corp.	62,271	1,460,878
KLA Corp.	566	438,316
Lam Research Corp.	7,333	5,984,315
Micron Technology, Inc.	30,136	3,125,405
Monolithic Power Systems, Inc.	709	655,470
NVIDIA Corp.	342,504	41,593,686
QUALCOMM, Inc.	30,620	5,206,931
Texas Instruments, Inc.	2,816	581,701
		70,961,039
Software - 10.7%
Adobe, Inc. *	8,616	4,461,193
Atlassian Corp., Class A *	678	107,673
Autodesk, Inc. *	3,486	960,323
Crowdstrike Holdings, Inc., Class A *	5,181	1,453,115
Datadog, Inc., Class A *	6,671	767,565
Dropbox, Inc., Class A *	15,564	395,793
Fortinet, Inc. *	29,067	2,254,146
HubSpot, Inc. *	829	440,696
Intuit, Inc.	2,879	1,787,859

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Software (continued)
Manhattan Associates, Inc. *	3,297	$927,710
Microsoft Corp.	113,642	48,900,153
Oracle Corp.	14,646	2,495,678
Palo Alto Networks, Inc. *	3,263	1,115,293
Salesforce, Inc.	1,445	395,511
ServiceNow, Inc. *	2,936	2,625,929
		69,088,637
Specialized REITs - 0.3%
Equinix, Inc.	1,312	1,164,571
Lamar Advertising Co., Class A	2,930	391,448
VICI Properties, Inc.	4,085	136,071
		1,692,090
Specialty Retail - 1.3%
AutoNation, Inc. *	1,389	248,520
Best Buy Co., Inc.	6,521	673,619
Burlington Stores, Inc. *	242	63,762
Carvana Co. *	464	80,787
Dick's Sporting Goods, Inc.	1,723	359,590
Lowe's Cos., Inc.	4,346	1,177,114
Penske Automotive Group, Inc.	2,223	361,060
Ross Stores, Inc.	15,885	2,390,852
TJX Cos., Inc. (The)	20,632	2,425,085
Tractor Supply Co.	2,234	649,938
		8,430,327
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	219,336	51,105,288
Dell Technologies, Inc., Class C	5,951	705,431
Hewlett Packard Enterprise Co.	5,095	104,244
		51,914,963
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. *	6,270	999,752
Lululemon Athletica, Inc. *	605	164,167
NIKE, Inc., Class B	22,026	1,947,098
Ralph Lauren Corp.	2,977	577,151
Skechers USA, Inc., Class A *	2,350	157,262
		3,845,430
Tobacco - 0.7%
Altria Group, Inc.	67,791	3,460,053
Philip Morris International, Inc.	10,087	1,224,562
		4,684,615
Trading Companies & Distributors - 0.5%
Ferguson Enterprises, Inc.	7,755	1,539,910
WW Grainger, Inc.	1,734	1,801,297
		3,341,207
Total Common Stocks
(Cost - $405,802,000)		637,536,958

	Shares/ Principal	Fair Value
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a) (Cost - $9,179,243)	9,179,243	$9,179,243

Total Short-Term Investments (Cost - $9,179,243)		9,179,243
Total Investments - 99.9%
(Cost - $414,981,243)		$646,716,201
Other Assets Less Liabilities - Net 0.1%		562,277
Total Net Assets - 100.0%		$647,278,478

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	36	12/20/2024	$10,465,650	$195,028